Financial Instruments by Category as Restated - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	$ 940,115	$ 582,036
Trade Receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	50,410	75,000
Financial Assets Included in Prepayments, Other Receivables and Other Assets
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	1,067	344
Financial Assets Measured at Amortized Cost
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	29,937
Time Deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	168,225	50,000
Lease Receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	94	619
Pledged Deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	1,444	384
Cash and Cash Equivalents
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	$ 688,938	$ 455,689